Condensed Financial Information Parent Company Only 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement Parent Only
Dividends from Bank	$ (12,960)	$ (7,200)	$ (7,200)
Dividends from nonbank subsidiaries	0	0	(500)
Other Income 1	(15)	(56)	(264)
Loss on securities available for sale	34	40	120
Interest and other expenses	(2,743)	(3,105)	(3,376)
Income before undistributed income of subsidiaries	10,198	4,111	4,468
Undistributed current year income of subsidiaries	(6,071)	(13,540)	(9,744)
Income before taxes	(16,269)	(17,651)	(14,212)
Income tax benefit	43	5	982
Net income	$ (16,312)	$ (17,656)	$ (15,194)